Stockholders' Equity - Schedule of Stock by Class (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value per share	$ 0.01	$ 0.01
Total number of authorized shares	200,000,000	200,000,000
Total number of fully paid-in issued shares	100,039,519	15,446,807
Total number of fully paid-in outstanding shares	100,039,519	15,446,807
Total share capital	$ 1,075,380,000	$ 229,453,000
F Share
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value per share	$ 0.05	$ 0.05
Share capital (in USD)	$ 74,985	$ 74,985
Total number of authorized shares	10,000,000	10,000,000
Total number of fully paid-in issued shares	1,499,700	1,499,700
Total number of fully paid-in outstanding shares	1,499,700	1,499,700
Common Stock
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value per share	$ 0.01	$ 0.01
Share capital (in USD)	$ 1,000,395	$ 154,468
Total number of authorized shares	200,000,000	200,000,000
Total number of fully paid-in issued shares	100,039,519	15,446,807
Total number of fully paid-in outstanding shares	100,039,519	15,446,807